Earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share
Schedule of earning per share

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2020	2019	2019

(Loss) profit attributable to ordinary shareholders – basic and diluted (£m)	(234)	1,942	517

Weighted average number of ordinary shares in issue – basic (m)	70,434	71,053	70,160
Adjustment for share options and awards (m)	—	663	701
Weighted average number of ordinary shares in issue – diluted (m)	70,434	71,716	70,861

Basic (loss) earnings per share	(0.3)p	2.7p	0.8p
Diluted (loss) earnings per share	(0.3)p	2.7p	0.7p